JD Digits reorganization (Details 3) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
JD Digits reorganization
Net cash used in discontinued operating activities	¥ (2,485,741)
Net cash used in discontinued investing activities	(17,871,171)
Net cash provided by discontinued financing activities	14,054,620
JD Digits | Held-for-sale
JD Digits reorganization
Net cash used in discontinued operating activities	(2,485,741)
Net cash used in discontinued investing activities	(17,871,171)
Net cash provided by discontinued financing activities	¥ 14,054,620